Summary of Significant Accounting Policies (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Principles of Consolidation

Principles of Consolidation

The condensed consolidated financial statements accompanying these notes include the accounts of Intellinetics and the accounts of all its subsidiaries in which it holds a controlling interest. Under GAAP, consolidation is generally required for investments of more than 50% of the outstanding voting stock of an investee, except when control is not held by the majority owner. We have two subsidiaries: Intellinetics Ohio and Graphic Sciences. We consider the criteria established under Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) 810, “Consolidations” in the consolidation process. All significant intercompany balances and transactions have been eliminated in consolidation.

Principles of Consolidation

The consolidated financial statements accompanying these notes include the accounts of Intellinetics and the accounts of all its subsidiaries in which it holds a controlling interest. Under GAAP, consolidation is generally required for investments of more than 50% of the outstanding voting stock of an investee, except when control is not held by the majority owner. We have two subsidiaries: Intellinetics Ohio and Graphic Sciences. We consider the criteria established under Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) 810, “Consolidations” in the consolidation process. All significant intercompany balances and transactions have been eliminated in consolidation.

Use of Estimates

Use of Estimates

The preparation of condensed consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions. Such estimates and assumptions affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the condensed consolidated financial statements and the reported amounts of revenues and expenses. By their nature, these estimates and assumptions are subject to an inherent degree of uncertainty. The impact of COVID-19 has significantly increased economic and demand uncertainty. Because future events and their effects cannot be determined with precision, actual results could differ significantly from estimated amounts.

Significant estimates and assumptions include valuation allowances related to receivables, accounts receivable -unbilled, the recoverability of long-term assets, depreciable lives of property and equipment, purchase price allocations for acquisitions, fair value for goodwill and intangibles, the lease liabilities, estimates of fair value deferred taxes and related valuation allowances. Our management monitors these risks and assesses our business and financial risks on a quarterly basis.

Use of Estimates

The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions. Such estimates and assumptions affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses. By their nature, these estimates and assumptions are subject to an inherent degree of uncertainty. The impact of COVID-19 has significantly increased economic and demand uncertainty. Because future events and their effects cannot be determined with precision, actual results could differ significantly from estimated amounts.

Significant estimates and assumptions include valuation allowances related to receivables, accounts receivable -unbilled, the recoverability of long-term assets, depreciable lives of property and equipment, purchase price allocations for acquisitions, fair value for goodwill and intangibles, the lease liabilities, estimates of fair value deferred taxes and related valuation allowances. Our management monitors these risks and assesses our business and financial risks on a quarterly basis.

Revenue Recognition

Revenue Recognition

In accordance with ASC 606, “Revenue From Contracts With Customers,” we follow a five-step model to assess each contract of a sale or service to a customer: identify the legally binding contract, identify the performance obligations, determine the transaction price, allocate the transaction price, and determine whether revenue will be recognized at a point in time or over time. Revenue is recognized when a performance obligation is satisfied and the customer obtains control of promised goods and services. The amount of revenue recognized reflects the consideration to which we expect to be entitled to receive in exchange for these goods and services. In addition, ASC 606 requires disclosures of the nature, amount, timing, and uncertainty of revenue and cash flows arising from contracts with customers.

We categorize revenue as software, software as a service, software maintenance services, professional services, and storage and retrieval services. We earn the majority of our revenue from the sale of professional services, followed by the sale of software maintenance services and software as a service. We apply our revenue recognition policies as required in accordance with ASC 606 based on the facts and circumstances of each category of revenue. More detail regarding each category of revenue is contained in our Annual Report on Form 10-K for the fiscal year ended December 31, 2021 filed with the SEC filed on March 24, 2022.

Contract balances

When the timing of our delivery of goods or services is different from the timing of payments made by customers, we recognize either a contract asset (performance precedes contractual due date) or a contract liability (customer payment precedes performance). Customers that prepay are represented by deferred revenue until the performance obligation is satisfied. Contract assets represent arrangements in which the good or service has been delivered but payment is not yet due. Our contract assets consisted of accounts receivable, unbilled, which are disclosed on the condensed consolidated balance sheets, as well as other contract assets which are comprised of employee sales commissions paid in advance of contract periods ending. Our contract liabilities consisted of deferred (unearned) revenue, which is generally related to software as a service or software maintenance contracts. We classify deferred revenue as current based on the timing of when we expect to recognize revenue, which are disclosed on the condensed consolidated balance sheets.

The following tables present changes in our contract assets during the three months ended March 31, 2022 and 2021:

	Balance at Beginning of Period	Revenue Recognized in Advance of Billings	Billings	Balance at End of Period
Three months ended March 31, 2022
Accounts receivable, unbilled	$444,782	$700,869	$(671,665)	$473,986

Three months ended March 31, 2021
Accounts receivable, unbilled	$523,522	$466,310	$(643,681)	$346,151

	Balance at Beginning of Period	Commissions Paid	Commissions Recognized	Balance at End of Period
Three months ended March 31, 2022
Other contract assets	$78,556	$22,136	$(14,089)	$86,603

Three months ended March 31, 2021
Other contract assets	$31,283	$10,064	$(9,225)	$32,122

Deferred revenue

Amounts that have been invoiced are recognized in accounts receivable, deferred revenue or revenue, depending on whether the revenue recognition criteria have been met. Deferred revenue represents amounts billed for which revenue has not yet been recognized. Deferred revenues typically relate to maintenance and software-as-a-service agreements which have been paid for by customers prior to the performance of those services, and payments received for professional services and license arrangements and software-as-a-service performance obligations that have been deferred until fulfilled under our revenue recognition policy.

Remaining performance obligations represent the transaction price from contracts for which work has not been performed or goods and services have not been delivered. We expect to recognize revenue on approximately 97% of the remaining performance obligations over the next 12 months, with the remainder recognized thereafter. As of March 31, 2022, the aggregate amount of the transaction price allocated to remaining performance obligations for software as a service and software maintenance contracts with a duration greater than one year was $33,547. As of December 31, 2021, the aggregate amount of the transaction price allocated to remaining performance obligations for software as a service and software maintenance contracts with a duration greater than one year was $16,835. This does not include revenue related to performance obligations that are part of a contract whose original expected duration is one year or less.

The following table presents changes in our contract liabilities during the three months ended March 31, 2022 and 2021:

	Balance at Beginning of Period	Billings	Recognized Revenue	Balance at End of Period
Three months ended March 31, 2022
Contract liabilities: Deferred revenue	$1,194,649	$984,117	$(1,042,700)	$1,136,066

Three months ended March 31, 2021
Contract liabilities: Deferred revenue	$996,131	$684,140	$(734,459)	$945,812

Revenue Recognition

In accordance with ASC 606, “Revenue From Contracts With Customers,” we follow a five-step model to assess each contract of a sale or service to a customer: identify the legally binding contract, identify the performance obligations, determine the transaction price, allocate the transaction price, and determine whether revenue will be recognized at a point in time or over time. Revenue is recognized when a performance obligation is satisfied and the customer obtains control of promised goods and services. The amount of revenue recognized reflects the consideration to which we expect to be entitled to receive in exchange for these goods and services. In addition, ASC 606 requires disclosures of the nature, amount, timing, and uncertainty of revenue and cash flows arising from contracts with customers.

We categorize revenue as software, software as a service, software maintenance services, professional services, and storage and retrieval services. We earn the majority of our revenue from the sale of professional services, followed by the sale of software maintenance services and software as a service. We apply our revenue recognition policies as required in accordance with ASC 606 based on the facts and circumstances of each category of revenue.

a) Sale of software

Revenues included in this classification typically include sales of licenses with professional services to new customers, additional software licenses to existing customers, and sales of software with or without services to our resellers (See section j) - Reseller Agreements, below. Our software licenses are functional intellectual property and typically provide customers with the right to use our software in perpetuity as it exists when made available to the customer. We recognize revenue from software licenses at a point in time upon delivery, provided all other revenue recognition criteria are met.

b) Sale of software as a service

Sale of software as a service (“SaaS”) consists of revenues from arrangements that provide customers the use of our software applications, as a service, typically billed on a monthly or annual basis. Advance billings of these services are not recorded to the extent that the term of the arrangement has not commenced and payment has not been received. Revenue on these services is recognized over the contract period.

c) Sale of software maintenance services

Software maintenance services revenues consist of revenues derived from arrangements that provide post-contract support (“PCS”), including software support and bug fixes, to our software license holders. Advance billings of PCS are not recorded to the extent that the term of the PCS has not commenced and payment has not been received. PCS are considered distinct services. However, these distinct services are considered a single performance obligation consisting of a series of services that are substantially the same and have the same pattern of transfer to the customer. These revenues are recognized over the term of the maintenance contract.

d) Sale of professional services

Professional services revenues consist of revenues from document scanning and conversion services, consulting, discovery, training, and advisory services to assist customers with document management needs, as well as repair and maintenance services for customer equipment. We recognize professional services revenue over time as the services are delivered using an input or output method (e.g., labor hours incurred as a percentage of total labor hours budgeted, images scanned, or similar milestones), as appropriate for the contract, provided all other revenue recognition criteria are met.

e) Sale of storage and retrieval services

Sale of document storage and retrieval services consist principally of secured warehouse storage of customer documents, which are typically retained for many years, as well as retrieval per agreement terms and certified destruction if desired. We recognize revenue from document storage and retrieval services over the term of the contract for storage and for the retrieval and destructions components, as the services are delivered. Customers are generally billed monthly based upon contractually agreed-upon terms.

f) Arrangements with multiple performance obligations

In addition to selling software licenses, software as a service, software maintenance services, professional services, and storage and retrieval services on a stand-alone basis, a portion of our contracts include multiple performance obligations. For contracts with multiple performance obligations, we allocate the transaction price of the contract to each distinct performance obligation, on a relative basis using its standalone selling price. We determine the standalone selling price based on the price charged for the deliverable when sold separately.

g) Contract balances

When the timing of our delivery of goods or services is different from the timing of payments made by customers, we recognize either a contract asset (performance precedes contractual due date) or a contract liability (customer payment precedes performance). Customers that prepay are represented by deferred revenue until the performance obligation is satisfied. Contract assets represent arrangements in which the good or service has been delivered but payment is not yet due. Our contract assets consisted of accounts receivable, unbilled, which are disclosed on the consolidated balance sheets, as well as other contract assets which are comprised of employee sales commissions paid in advance of contract periods ending. Our contract liabilities consisted of deferred (unearned) revenue, which is generally related to software as a service or software maintenance contracts. We classify deferred revenue as current based on the timing of when we expect to recognize revenue, which are disclosed on the consolidated balance sheets.

The following table presents changes in our contract assets during the years ended December 31, 2021, and 2020:

	Balance at Beginning of Period	Addition from acquisition (Note 5)	Revenue Recognized in Advance of Billings	Billings	Balance at End of Period
Year ended December 31, 2021
Accounts receivable, unbilled	$523,522	$-	$4,213,550	$(4,292,290)	$444,782
Other contract assets	$31,283	$-	$88,168	$40,895	$78,556

Year ended December 31, 2020
Accounts receivable, unbilled	$23,371	$276,023	$917,361	$(693,233)	$523,522
Other contract assets	$19,670	$-	$36,954	$25,341	$31,283

h) Deferred revenue

Amounts that have been invoiced are recognized in accounts receivable, deferred revenue or revenue, depending on whether the revenue recognition criteria have been met. Deferred revenue represents amounts billed for which revenue has not yet be recognized. Deferred revenues typically relate to maintenance and software as a service agreements which have been paid for by customers prior to the performance of those services, and payments received for professional services and license arrangements and software as a service performance obligations that have been deferred until fulfilled under our revenue recognition policy.

Remaining performance obligations represent the transaction price from contracts for which work has not been performed or goods and services have not been delivered. We expect to recognize revenue on approximately 99% of the remaining performance obligations over the next 12 months, with the remainder recognized thereafter. As of December 31, 2021, the aggregate amount of the transaction price allocated to remaining performance obligations for software as a service and software maintenance contracts with a duration greater than one year was $16,835. As of December 31, 2020, the aggregate amount of the transaction price allocated to remaining performance obligations for software as a service and software maintenance contracts with a duration greater than one year was $45,323. This does not include revenue related to performance obligations that are part of a contract whose original expected duration is one year or less.

The following table presents changes in our contract liabilities during the years ended December 31, 2021 and 2020:

	Balance at Beginning of Period	Addition from acquisition (Note 5)	Billings	Recognized Revenue	Balance at End of Period
Year ended December 31, 2021
Contract liabilities: Deferred revenue	$996,131	$-	$3,700,828	$(3,502,310)	$1,194,649

Year ended December 31, 2020
Contract liabilities: Deferred revenue	$754,073	$198,659	$3,038,446	$(2,995,047)	$996,131

i) Rights of return and customer acceptance

We do not generally offer variable consideration, financing components, rights of return or any other incentives such as concessions, product rotation, or price protection and, therefore, does not provide for or make estimates of rights of return and similar incentives. Our contracts with customers generally do not include customer acceptance clauses.

j) Reseller agreements

We execute certain sales contracts through resellers. We recognize revenues relating to sales through resellers when all the recognition criteria have been met including passing of control. In addition, we assess the credit-worthiness of each reseller, and if the reseller is undercapitalized or in financial difficulty, any revenues expected to emanate from such resellers are deferred and recognized only when cash is received and all other revenue recognition criteria are met.

k) Contract costs

We capitalize the incremental costs of obtaining a contract with a customer. We have determined that certain sales commissions meet the requirement to be capitalized, and we amortize these costs on a consistent basis with the pattern of transfer of the goods and services in the contract. Total capitalized costs to obtain contracts are included in other contract assets on our consolidated balance sheets.

l) Sales taxes

Sales taxes charged to and collected from customers as part of our sales transactions are excluded from revenues, as well as the determination of transaction price for contracts with multiple performance obligations, and recorded as a liability to the applicable governmental taxing authority.

m) Disaggregation of revenue

We provide disaggregation of revenue based on product groupings in our consolidated statements of operations as we believes this best depicts how the nature, amount, timing, and uncertainty of revenue and cash flows are affected by economic factors. Revenues from contracts are primarily within the United States. International revenues were not material to the consolidated financial statements for the years ended December 31, 2021 and 2020.

n) Significant financing component

Our customers typically do not pay in advance for goods or services to be transferred in excess of one year. As such, it is not necessary to determine if we benefit from the time value of money and should record a component of interest income related to the upfront payment due to the practical expedient of ASC 606-10-32-18.

Concentrations of Credit Risk

Concentrations of Credit Risk

We maintain our cash with high credit quality financial institutions. At times, our cash and cash equivalents may be uninsured or in deposit accounts that exceed the Federal Deposit Insurance Corporation insurance limit.

The number of customers that comprise our customer base, along with the different industries, governmental entities and geographic regions, in which our customers operate, limits concentrations of credit risk with respect to accounts receivable, with the exception of the State of Michigan. In the years ended December 31, 2021 and 2020, our sales to the State of Michigan totaled approximately 47% of revenues. We have not experienced any losses, nor is not aware of any losses by Graphic Sciences, resulting from nonpayment by the State of Michigan.

We do not generally require collateral or other security to support customer receivables; however, we may require customers to provide retainers, up-front deposits or irrevocable letters-of-credit when considered necessary to mitigate credit risks. We have established an allowance for doubtful accounts based upon facts surrounding the credit risk of specific customers and past collections history. Credit losses have been within management’s expectations. At December 31, 2021 and 2020, our allowance for doubtful accounts was $48,783 and $65,927, respectively.

Parts and Supplies

Parts and Supplies

Parts and supplies are valued at the lower of cost or net realizable value. Costs are determined using the first-in, first-out method. Parts and supplies are used for scanning and document conversion services. A provision for potentially obsolete or slow-moving parts and supplies inventory is made based on parts and supplies levels, future sales forecasted and management’s judgment of potentially obsolete parts and supplies. The Company recorded an allowance of $24,000 at March 31, 2022 and December 31, 2021.

Parts and Supplies

Parts and supplies are valued at the lower of cost or net realizable value. Costs are determined using the first-in, first-out method. Parts and supplies are used for scanning and document conversion services. A provision for potentially obsolete or slow-moving parts and supplies inventory is made based on parts and supplies levels, future sales forecasted and management’s judgment of potentially obsolete parts and supplies. We recorded an allowance of $24,000 and $15,000 at December 31, 2021 and 2020, respectively.

Property and Equipment

Property and Equipment

Property, equipment and leasehold improvements are stated at cost less accumulated depreciation and amortization. Depreciation and amortization is computed over the estimated useful lives of the related assets on a straight-line basis. Furniture and fixtures, computer hardware and purchased software are depreciated over three to seven years. Leasehold improvements are amortized over the life of the lease or the asset, whichever is shorter, generally seven to ten years. Upon retirement or other disposition of these assets, the cost and related accumulated depreciation and amortization of these assets are removed from the accounts and the resulting gains and losses are reflected in the results of operations.

Property and Equipment

Property, equipment and leasehold improvements are stated at cost less accumulated depreciation and amortization. Depreciation and amortization is computed over the estimated useful lives of the related assets on a straight-line basis. Furniture and fixtures, computer hardware and purchased software are depreciated over three to seven years. Leasehold improvements are amortized over the life of the lease or the asset, whichever is shorter, generally seven to ten years. Upon retirement or other disposition of these assets, the cost and related accumulated depreciation and amortization of these assets are removed from the accounts and the resulting gains and losses are reflected in the results of operations.

Intangible Assets	Intangible Assets All intangible assets have finite lives and are stated at cost, net of amortization. Amortization is computed over the useful life of the related assets on a straight-line method.	Intangible Assets All intangible assets have finite lives and are stated at cost, net of amortization. Amortization is computed over the useful life of the related assets on a straight-line method.
Goodwill

Goodwill

The carrying value of goodwill is not amortized, but is tested for impairment annually as of December 31, as well as on an interim basis whenever events or changes in circumstances indicate that the carrying amount of a reporting unity may not be recoverable. An impairment charge is recognized for the amount by which the carrying amount exceeds the recorded fair value.

Goodwill

The carrying value of goodwill is not amortized, but is tested for impairment annually as of December 31, as well as on an interim basis whenever events or changes in circumstances indicate that the carrying amount of a reporting unity may not be recoverable. An impairment charge is recognized for the amount by which the carrying amount exceeds the recorded fair value.

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

We account for the impairment and disposition of long-lived assets in accordance with ASC 360, “Property, Plant, and Equipment.” We test long-lived assets or asset groups, such as property and equipment, for recoverability when events or changes in circumstances indicate that their carrying amount may not be recoverable.

Circumstances which could trigger a review include, but are not limited to: significant adverse changes in the business climate or legal factors; current period cash flow or operating losses combined with a history of losses or a forecast of continuing losses associated with the use of the asset; and a current expectation that the asset will more likely than not be sold or disposed of before the end of its estimated useful life.

Recoverability is assessed based on comparing the carrying amount of the asset to the aggregate pre-tax undiscounted cash flows expected to result from the use and eventual disposal of the asset or asset group. Impairment is recognized when the carrying amount is not recoverable and exceeds the fair value of the asset or asset group. The impairment loss, if any, is measured as the amount by which the carrying amount exceeds fair value, which for this purpose is based upon the discounted projected future cash flows of the asset or asset group. There was no impairment of long-lived assets in the three month periods ended 2022 or 2021.

Impairment of Long-Lived Assets

We account for the impairment and disposition of long-lived assets in accordance with ASC 360, “Property, Plant, and Equipment.” We tests long-lived assets or asset groups, such as property and equipment, for recoverability when events or changes in circumstances indicate that their carrying amount may not be recoverable.

Circumstances which could trigger a review include, but are not limited to: significant adverse changes in the business climate or legal factors; current period cash flow or operating losses combined with a history of losses or a forecast of continuing losses associated with the use of the asset; and a current expectation that the asset will more likely than not be sold or disposed of before the end of its estimated useful life.

Recoverability is assessed based on comparing the carrying amount of the asset to the aggregate pre-tax undiscounted cash flows expected to result from the use and eventual disposal of the asset or asset group. Impairment is recognized when the carrying amount is not recoverable and exceeds the fair value of the asset or asset group. The impairment loss, if any, is measured as the amount by which the carrying amount exceeds fair value, which for this purpose is based upon the discounted projected future cash flows of the asset or asset group. There was no impairment of long lived assets in the twelve month periods ended 2021 or 2020.

Purchase Accounting Related Fair Value Measurements

Purchase Accounting Related Fair Value Measurements

We allocate the purchase price, including contingent consideration, of our acquisitions to the assets and liabilities acquired, including identifiable intangible assets, based on their respective fair values at the date of acquisition. Such fair market value assessments are primarily based on third-party valuations using assumptions developed by management that require significant judgments and estimates that can change materially as additional information becomes available. The purchase price allocated to intangibles is based on unobservable factors, including but not limited to, projected revenues, expenses, customer attrition rates, a weighted average cost of capital, among others. The weighted average cost of capital uses a market participant’s cost of equity and after-tax cost of debt and reflects the risks inherent in the cash flows. The approach to valuing the initial contingent consideration associated with the purchase price also uses similar unobservable factors such as projected revenues and expenses over the term of the contingent earn-out period, discounted for the period over which the initial contingent consideration is measured, and volatility rates. We finalize the purchase price allocation once certain initial accounting valuation estimates are finalized, and no later than 12 months following the acquisition date.

Purchase Accounting Related Fair Value Measurements

We allocate the purchase price, including contingent consideration, of our acquisitions to the assets and liabilities acquired, including identifiable intangible assets, based on their respective fair values at the date of acquisition. Such fair market value assessments are primarily based on third-party valuations using assumptions developed by management that require significant judgments and estimates that can change materially as additional information becomes available. The purchase price allocated to intangibles is based on unobservable factors, including but not limited to, projected revenues, expenses, customer attrition rates, a weighted average cost of capital, among others. The weighted average cost of capital uses a market participant’s cost of equity and after-tax cost of debt and reflects the risks inherent in the cash flows. The approach to valuing the initial contingent consideration associated with the purchase price also uses similar unobservable factors such as projected revenues and expenses over the term of the contingent earnout period, discounted for the period over which the initial contingent consideration is measured, and volatility rates. We finalize the purchase price allocation once certain initial accounting valuation estimates are finalized, and no later than 12 months following the acquisition date.

Leases

Leases

We determine if an arrangement is a lease at inception. Operating leases in which we are the lessee are included in operating lease right-of-use (“ROU”) assets and operating lease liabilities in the condensed consolidated balance sheets. We do not have any finance leases, as a lessee, and no long-term leases for which we are the lessor.

ROU assets represent the right to use an underlying asset for the lease term and lease liabilities represent our obligation to make lease payments arising from the lease. Operating lease ROU assets and liabilities are recognized at commencement date based on the present value of lease payments over the reasonably certain lease term. As our leases do not provide an implicit rate, we use our incremental borrowing rate based on the information available at commencement date in determining the present value of lease payments. We use the implicit rate when readily determinable. The operating lease ROU asset also includes any lease payments made and reduced by lease incentives, such as tenant improvement allowances. Our lease terms include options to extend or terminate the lease only when it is reasonably certain that we will exercise that option. Lease expense for lease payments is recognized on a straight-line basis over the lease term.

Leases

We determine if an arrangement is a lease at inception. Operating leases in which we are the lessee are included in operating lease right-of-use (“ROU”) assets and operating lease liabilities in the consolidated balance sheets. We do not have any finance leases, as a lessee, and no long-term leases for which we are the lessor.

ROU assets represent the right to use an underlying asset for the lease term and lease liabilities represent our obligation to make lease payments arising from the lease. Operating lease ROU assets and liabilities are recognized at commencement date based on the present value of lease payments over the reasonably certain lease term. As our leases do not provide an implicit rate, we use our incremental borrowing rate based on the information available at commencement date in determining the present value of lease payments. We use the implicit rate when readily determinable. The operating lease ROU asset also includes any lease payments made and reduced by lease incentives, such as tenant improvement allowances. Our lease terms include options to extend or terminate the lease only when it is reasonably certain that we will exercise that option. Lease expense for lease payments is recognized on a straight-line basis over the lease term.

Stock-Based Compensation

Stock-Based Compensation

We account for stock-based payments to employees in accordance with ASC 718, “Compensation - Stock Compensation.” Stock-based payments to employees include grants of stock that are recognized in the condensed consolidated statement of operations based on their fair values at the date of grant.

We account for stock-based payments to non-employees in accordance with ASC 718, “Compensation - Stock Compensation,” which requires that such equity instruments be measured at their fair values on the grant date.

The grant date fair value of stock option awards is recognized in earnings as stock-based compensation cost over the requisite service period of the award using the straight-line attribution method. We estimate the fair value of the stock option awards using the Black-Scholes-Merton option pricing model. The exercise price of options is specified in the stock option agreements. The expected volatility is based on the historical volatility of our stock for the previous period equal to the expected term of the options. The expected term of options granted is based on the midpoint between the vesting date and the end of the contractual term. The risk-free interest rate is based upon a U.S. Treasury instrument with a life that is similar to the expected term of the options. The expected dividend yield is based upon the yield expected on date of grant to occur over the term of the option.

Stock-Based Compensation

We account for stock-based payments to employees in accordance with ASC 718, “Compensation - Stock Compensation.” Stock-based payments to employees include grants of stock that are recognized in the consolidated statement of operations based on their fair values at the date of grant.

We account for stock-based payments to non-employees in accordance with ASC 718, “Compensation - Stock Compensation,” which requires that such equity instruments are recorded at their fair values on the grant date.

The grant date fair value of stock option awards is recognized in earnings as stock-based compensation cost over the requisite service period of the award using the straight-line attribution method. We estimate the fair value of the stock option awards using the Black-Scholes-Merton option pricing model. The exercise price of options is specified in the stock option agreements. The expected volatility is based on the historical volatility of our stock for the previous period equal to the expected term of the options. The expected term of options granted is based on the midpoint between the vesting date and the end of the contractual term. The risk-free interest rate is based upon a U.S. Treasury instrument with a life that is similar to the expected term of the options. The expected dividend yield is based upon the yield expected on date of grant to occur over the term of the option.

Software Development Costs

Software Development Costs

We design, develop, test, market, license, and support new software products and enhancements of current products. We continuously monitor our software products and enhancements to remain compatible with standard platforms and file formats. In accordance with ASC 985-20 “Costs of Software to be Sold, Leased or Otherwise Marketed,” we expense software development costs, including costs to develop software products or the software component of products to be sold, leased, or marketed to external users, before technological feasibility is reached. Once technological feasibility has been established, certain software development costs incurred during the application development stage are eligible for capitalization. Based on our software development process, technical feasibility is established upon completion of a working model. Technological feasibility is typically reached shortly before the release of such products. No such costs were capitalized during the periods presented in this report.

In accordance with ASC 350-40, “Internal-Use Software,” we capitalize purchase and implementation costs of internal use software. Once an application has reached development stage, internal and external costs, if direct and incremental, are capitalized until the software is substantially complete and ready for its intended use. Capitalization ceases upon completion of all substantial testing. We also capitalize costs related to specific upgrades and enhancements when it is probable that the expenditure will result in additional functionality. Such costs in the amount of $29,397 were capitalized during the first quarter 2022. No such costs were capitalized during the first quarter 2021. Such capitalized costs are stated at cost less accumulated amortization. Amortization is computed over the estimated useful lives of the related assets on a straight-line basis, which is three years. At March 31, 2022 and December 31, 2020, our condensed consolidated balance sheets included $64,509 and $38,305, respectively, in other long-term assets.

For the three months ended March 31, 2022 and 2021, our expensed software development costs were $62,751 and $102,195, respectively.

Software Development Costs

We design, develop, test, market, license, and support new software products and enhancements of current products. We continuously monitor our software products and enhancements to remain compatible with standard platforms and file formats. In accordance with ASC 985-20 “Costs of Software to be Sold, Leased or Otherwise Marketed,” we expense software development costs, including costs to develop software products or the software component of products to be sold, leased, or marketed to external users, before technological feasibility is reached. Once technological feasibility has been established, certain software development costs incurred during the application development stage are eligible for capitalization. Based on our software development process, technical feasibility is established upon completion of a working model. Technological feasibility is typically reached shortly before the release of such products. No such costs were capitalized during the periods presented in this report.

In accordance with ASC 350-40, “Internal-Use Software,” we capitalize purchase and implementation costs of internal use software. Once an application has reached development stage, internal and external costs, if direct and incremental, are capitalized until the software is substantially complete and ready for its intended use. Capitalization ceases upon completion of all substantial testing. We also capitalize costs related to specific upgrades and enhancements when it is probable that the expenditure will result in additional functionality. Such costs in the amount of $38,305 were capitalized during 2021. No such costs were capitalized in 2020. Such capitalized costs are stated at cost less accumulated amortization. Amortization is computed over the estimated useful lives of the related assets on a straight-line basis, which is three years. At December 31, 2021 and 2020, our consolidated balance sheets included $38,305 and $0, respectively, in other long term assets.

For the years ended December 31, 2021, and 2020, our expensed software development costs were $345,697 and $293,092, respectively.

Recently Issued Accounting Pronouncements Not Yet Effective

Recently Issued Accounting Pronouncements Not Yet Effective

Financial Instruments – Credit Losses

In June 2016, the FASB issued ASU 2016-13, Financial Instruments – Credit Losses (Topic 326), which requires entities to measure all expected credit losses for financial assets held at the reporting date based on historical experience, current conditions, and reasonable and supportable forecasts. This replaces the existing incurred loss model and is applicable to the measurement of credit losses on financial assets measured at amortized cost. ASC 2016-16 is effective for annual reporting periods beginning after December 15, 2022, including interim reporting periods within those annual reporting periods. Early adoption is permitted. We are currently evaluating the impact of the new guidance on our condensed consolidated financial statements and related disclosures.

No other Accounting Standards Updates that have been issued but are not yet effective are expected to have a material effect on our future condensed consolidated financial statements.

Recently Issued Accounting Pronouncements Not Yet Effective

Financial Instruments – Credit Losses

In June 2016, the FASB issued ASU 2016-13, Financial Instruments – Credit Losses (Topic 326), which requires entities to measure all expected credit losses for financial assets held at the reporting date based on historical experience, current conditions, and reasonable and supportable forecasts. This replaces the existing incurred loss model and is applicable to the measurement of credit losses on financial assets measured at amortized cost. ASC 2016-16 is effective for annual reporting periods beginning after December 15, 2023, including interim reporting periods within those annual reporting periods. Early adoption is permitted. We are currently evaluating the impact of the new guidance on its consolidated financial statements and related disclosures.

Reference Rate Reform

In March 2020, the FASB issued ASU 2020-04, “Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting” which provides optional relief through specific exceptions and practical expedients for transitioning away from reference rates that are expected to be discontinued. The relief generally applies to eligible modifications of contractual terms that change (or have the potential to change) the amount or timing of contractual cash flows related to replacement of a reference rate. The relief allows such modifications to be accounted for as continuations of existing contracts without additional analysis. The optional relief is available from March 2020 through December 31, 2022. We do not anticipate any impact on our business from this standard.

No other Accounting Standards Updates that have been issued but are not yet effective are expected to have a material effect on our future consolidated financial statements.

Advertising	Advertising We expense the cost of advertising as incurred. Advertising expense for the three months ended March 31, 2022 and 2021 amounted to $448 and $675, respectively.	Advertising We expense the cost of advertising as incurred. Advertising expense for the years ended December 31, 2021 and 2020 amounted to $10,237 and $7,362, respectively.
(Loss) Earnings Per Share

(Loss) Earnings Per Share

Basic income or loss per share is computed by dividing net income or loss by the weighted average number of shares of common stock outstanding during the period. Diluted income or loss per share is computed by dividing net income or loss by the diluted weighted average number of shares of common stock outstanding during the period. The diluted weighted average number of shares gives effect to all dilutive potential common shares outstanding during the period using the treasury stock method. Diluted earnings per share exclude all diluted potential shares if their effect is anti-dilutive, including warrants or options which are out-of-the-money and for those periods with a net loss. The three months ended March 31, 2022 reported a net loss, while the three months ended March 31, 2021 reported net income.

We have outstanding warrants and stock options which have not been included in the calculation of diluted net loss per share for the three months ended March 31, 2022 because to do so would be anti-dilutive. As such, the numerator and the denominator used in computing both basic and diluted net loss per share for each period are the same.

Earnings (Loss) Per Share

Basic income or loss per share is computed by dividing net income or loss by the weighted average number of shares of common stock outstanding during the period. Diluted income or loss per share is computed by dividing net income or loss by the diluted weighted average number of shares of common stock outstanding during the period. The diluted weighted average number of shares gives effect to all dilutive potential common shares outstanding during the period using the treasury stock method. Diluted earnings per share exclude all diluted potential shares if their effect is anti-dilutive, including warrants or options which are out-of-the-money and for those periods with a net loss. We reported a net income for 2021 and a net loss for 2020.

Income Taxes

Income Taxes

We file a consolidated federal income tax return with our subsidiaries. The provision for income taxes is computed by applying statutory rates to income before taxes.

Deferred income taxes are recognized for the tax consequences in future years of temporary differences between the financial reporting and tax bases of assets and liabilities as of each period-end based on enacted tax laws and statutory rates. Valuation allowances are established when necessary to reduce deferred tax assets to the amount expected to be realized. A 100% valuation allowance has been established on deferred tax assets at March 31, 2022 and December 31, 2021, due to the uncertainty of our ability to realize future taxable income.

We account for uncertainty in income taxes in our financial statements as required under ASC 740, “Income Taxes.” The standard prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The standard also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition accounting. Management determined there were no material uncertain positions taken by us in our tax returns.

Income Taxes

Intellinetics and its subsidiaries file a consolidated federal income tax return. The provision for income taxes is computed by applying statutory rates to income before taxes.

Deferred income taxes are recognized for the tax consequences in future years of temporary differences between the financial reporting and tax bases of assets and liabilities as of each period-end based on enacted tax laws and statutory rates. Valuation allowances are established when necessary to reduce deferred tax assets to the amount expected to be realized. A 100% valuation allowance has been established on deferred tax assets at December 31, 2021 and 2020, due to the uncertainty of our ability to realize future taxable income. For 2020 we recovered a net $179,400 of its valuation allowance in conjunction with the consolidation of the net deferred tax liability of our wholly owned subsidiary, Graphic Sciences.

We account for uncertainty in income taxes in our financial statements as required under ASC 740, “Income Taxes.” The standard prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The standard also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition accounting. Management determined there were no material uncertain positions taken by us in our tax returns.

Segment Information

Segment Information

Operating segments are defined in the criteria established under the ASC 280, “Segment Reporting,” as components of public entities that engage in business activities from which they may earn revenues and incur expenses for which separate financial information is available and which is evaluated regularly by our chief operating decision maker (“CODM”) in deciding how to assess performance and allocate resources. Our CODM assesses performance and allocates resources based on two operating segments: Document Management and Document Conversion. These segments contain individual business components that have been combined on the basis of common management, customers, solutions offered, service processes and other economic characteristics. We currently have no intersegment sales. We evaluate the performance of our segments based on gross profits.

The Document Management Segment provides cloud-based and premise-based content services software. Its modular suite of solutions complements existing operating and accounting systems to serve a mission-critical role for organizations to make content secure, compliant, and process-ready. This segment conducts its primary operations in the United States. Markets served include highly regulated, risk and compliance-intensive markets in healthcare, K-12 education, public safety, other public sector, risk management, financial services, and others. Solutions are sold both directly to end-users and through resellers.

The Document Conversion Segment provides services for scanning and indexing, converting images from paper to digital, paper to microfilm, and microfiche to microfilm, as well as long-term physical document storage and retrieval. This segment conducts its primary operations in the United States. Markets served include business and federal, county, and municipal governments. Solutions are sold both directly to end-users and through a reseller distributor.

Information by operating segment is as follows:

	Three months ended March 31, 2022	Three months ended March 31, 2021
Revenues
Document Management	$914,950	$735,818
Document Conversion	1,788,562	1,899,401
Total revenues	$2,703,512	$2,635,219

Gross profit
Document Management	$734,906	$587,500
Document Conversion	896,931	1,017,404
Total gross profit	$1,631,837	$1,604,904

Capital additions, net
Document Management	$1,687	$38,117
Document Conversion	54,356	193,582
Total capital additions, net	$56,043	$231,699

	March 31, 2022	December 31, 2021
Goodwill
Document Management	$522,711	$522,711
Document Conversion	1,800,176	1,800,176
Total goodwill	$2,322,887	$2,322,887

	March 31, 2022	December 31, 2021
Total assets
Document Management	$2,303,195	$2,233,419
Document Conversion	9,686,847	9,728,713
Total assets	$12,000,042	$11,962,132

Segment Information

Operating segments are defined in the criteria established under the FASB ASC 280 as components of public entities that engage in business activities from which they may earn revenues and incur expenses for which separate financial information is available and which is evaluated regularly by our chief operating decision maker (“CODM”) in deciding how to assess performance and allocate resources. Our CODM assesses performance and allocates resources based on two operating segments: Document Management and Document Conversion. These segments contain individual business components that have been combined on the basis of common management, customers, solutions offered, service processes and other economic characteristics. We currently have no intersegment sales. We evaluate the performance of our segments based on gross profits.

The Document Management Segment provides cloud-based and premise-based content services software. Its modular suite of solutions complements existing operating and accounting systems to serve a mission-critical role for organizations to make content secure, compliant, and process-ready. This segment conducts its primary operations in the United States. Markets served include highly regulated, risk and compliance-intensive markets in healthcare, K-12 education, public safety, other public sector, risk management, financial services, and others. Solutions are sold both directly to end-users and through resellers.

The Document Conversion Segment provides services for scanning and indexing, converting images from paper to digital, paper to microfilm, and microfiche to microfilm, as well as long-term physical document storage and retrieval. This segment conducts its primary operations in the United States. Markets served include business and federal, county, and municipal governments. Solutions are sold both directly to end-users and through a reseller distributor.

Information by operating segment is as follows:

	Year ended December 31, 2021	Year ended December 31, 2020
Revenues
Document Management	$3,089,669	$2,816,848
Document Conversion	8,370,596	5,436,543
Total revenues	$11,460,265	$8,253,391

Gross profit
Document Management	$2,542,135	$2,160,807
Document Conversion	4,400,847	2,829,931
Total gross profit	$6,942,982	$4,990,738

Capital additions, net
Document Management	$44,052	$6,440
Document Conversion	546,433	70,414
Total capital additions, net	$590,485	$76,854

	December 31, 2021	December 31, 2020
Goodwill
Document Management	$522,711	$522,711
Document Conversion	1,800,176	1,800,176
Total goodwill	$2,322,887	$2,322,887

	December 31, 2021	December 31, 2020
Total assets
Document Management	$2,233,419	$2,295,165
Document Conversion	9,728,713	8,049,468
Total assets	$11,962,132	$10,344,633

Statement of Cash Flows	Statement of Cash Flows For purposes of reporting cash flows, cash includes cash on hand and demand deposits held by banks.	Statement of Cash Flows For purposes of reporting cash flows, cash includes cash on hand and demand deposits held by banks.
Reclassifications		Reclassifications Certain amounts reported in prior filings of the consolidated financial statements have been reclassified to conform to current presentation.